International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of condensed statements of income of Parent Company

(Dollars in Thousands)

	2020	2019	2018
Income:
Dividends from subsidiaries	$130,950	$127,750	$105,000
Interest income on notes receivable	357	922	—
Interest income on other investments	(1,126)	(514)	8,208
Other	5	18	1,988
Total income	130,186	128,176	115,196
Expenses:
Interest expense (Debentures)	3,832	6,435	6,989
Provision for credit loss	27	—	—
Other	1,988	2,749	2,930
Total expenses	5,847	9,184	9,919
Income before federal income taxes and equity in undistributed net income of subsidiaries	124,339	118,992	105,277
Income tax expense	(1,339)	(1,878)	481
Income before equity in undistributed net income of subsidiaries	125,678	120,870	104,796
Equity in undistributed net income of subsidiaries	41,641	84,234	111,135
Net income	$167,319	$205,104	$215,931